PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND DEPOSITS
Schedule of prepaid expenses and deposits

	December 31,	December 31,
	2022	2021
	$	$
Prepaid expenses	1,218,184	1,966,959
Mineral license deposits	227,527	212,098
Prepaid expenses and deposits, end of year	1,445,711	2,179,057